UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Worldwide Dollar Money Market Fund, Inc.
July 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--25.1%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	30,000,000 a	30,000,000
Credit Suisse (Yankee)
5.38%, 9/5/06	30,000,000	30,000,000
DEPFA BANK PLC (Yankee)
5.46%, 10/20/06	30,000,000 b	30,000,000
First Tennessee Bank N.A. Memphis
5.37%, 9/5/06	30,000,000	30,000,000
Sanpaolo IMI U.S. Financial Co. (Yankee)
5.38%, 9/7/06	30,000,000	30,000,000
Toronto Dominion Bank (Yankee)
5.37%, 9/5/06	30,000,000	30,000,000
Total Negotiable Bank Certificates of Deposit
(cost $180,000,000)		180,000,000
Commercial Paper--68.8%

ANZ National (International) Ltd.
5.09%, 8/1/06	30,000,000 b	30,000,000
Atlantis One Funding Corp.
5.34%, 8/21/06	30,000,000 b	29,911,834
BASF AG
5.35%, 8/21/06	30,000,000	29,911,667
Citigroup Global Markets Holdings Inc.
5.10%, 8/2/06	30,000,000	29,995,804
Deutsche Bank Financial LLC
5.29%, 8/1/06	25,000,000	25,000,000
Fairway Finance Company LLC
5.31%, 8/14/06	23,123,000 b	23,078,912
FCAR Owner Trust, Ser. I
5.34%, 8/16/06	30,000,000	29,933,750
General Electric Capital Corp.
5.33%, 8/22/06	30,000,000	29,907,600
Grampian Funding Ltd.
5.45%, 10/25/06	25,000,000 b	24,683,021
Harrier Finance Funding Ltd.
5.33%, 8/21/06	30,000,000 b	29,912,000
HSBC Bank USA N.A.
5.10%, 8/3/06	30,000,000	29,991,617
ING America Insurance Holdings Inc.
5.46%, 10/12/06	5,000,000	4,946,100
Kredietbank N.A. Finance Corp.
5.10%, 8/2/06	30,000,000	29,995,804
Nordea North America Inc.
5.29%, 8/11/06	30,000,000	29,956,083
Scaldis Capital Ltd.
5.47%, 10/20/06	20,000,000 b	19,760,222
Solitaire Funding Ltd.

5.46%, 10/12/06	15,500,000 b	15,332,910
Spintab AB (Swedmortgage)
5.39%, 9/8/06	30,000,000	29,830,900
Times Square Funding LLC
5.31%, 8/3/06	20,000,000 b	19,994,122
UBS Finance Delaware LLC
5.29%, 8/1/06	30,000,000	30,000,000
Total Commercial Paper
(cost $492,142,346)		492,142,346
Corporate Notes--4.2%

Westpac Banking Corp.
5.34%, 8/16/06
(cost $30,000,000)	30,000,000 [a]	30,000,000
Time Deposits--2.3%

Key Bank U.S.A., N.A. (Grand Cayman)
5.30%, 8/1/06
(cost $16,700,000)	16,700,000	16,700,000
Total Investments (cost $718,842,346)	100.4%	718,842,346
Liabilities, Less Cash and Receivables	(.4%)	(2,514,314)
Net Assets	100.0%	716,328,032

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $222,673,021 or 31.1% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	September 15, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)